Severance Indemnities and Pension Plans (Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 22,445	¥ 21,625
Accumulated benefit obligations	22,445	21,625
Fair value of plan assets	5,272	4,988
Foreign Offices and Subsidiaries [Member] | Pension Benefits and Other Benefits [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	62,511	90,315
Accumulated benefit obligations	52,012	80,258
Fair value of plan assets	¥ 19,521	¥ 45,925